SPDR® Index Shares Funds

One Iron Street

Boston, MA 02210

January 13, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SPDR Index Shares Funds (“Registrant”)

File Nos.: 333-92106, 811-21145

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the for the SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF and SPDR Bloomberg SASB Emerging Markets ESG Select ETF, each a series of the above-referenced Registrant, do not differ from those contained in Post-Effective Amendment No. 152 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 10, 2022 with a designated effective date of January 10, 2022 (Accession No. 0001193125-22-005221).

Any comments or questions with respect to this filing should be directed to my attention at (617) 664-4182.

Sincerely,

/s/ David Urman David Urman Secretary

cc:	W. John McGuire, Esq.